Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related Party Transactions [Text Block]
9.	Related Party Transactions Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2017	December 31, 2016	December 31, 2015
Companies controlled by directors of the Company	$15,250	$15,250	$72,916
Directors or officers of the Company	294,447	232,491	142,887
	$309,697	$247,741	$215,803

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the exchange amount agreed to by the parties.

	December 31, 2017	December 31, 2016	December 31, 2015
Research and development	$180,000	$1,535	$233,910
General and administration	33,000	-	-
	$213,000	$1,535	$233,910

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2017	December 31, 2016	December 31, 2015
General and administrative – salaries	$240,000	$285,000	$578,887
Directors’ fees	55,000	55,000	42,137
Stock-based compensation	115,800	826,307	42,216
	$410,800	$1,166,307	$663,240